Other Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Other Acquisitions

NOTE 5 – OTHER ACQUISITIONS

The following is a summary of the Company’s other acquisition activities. The operating results of the acquired businesses have been included in the accompanying consolidated financial statements of the Company from the respective acquisition dates. The purchase price of acquired businesses and acquired leased facilities resulted from negotiations with each of the sellers that were based upon both the historical and expected future cash flows of the respective businesses and real estate values. Each of these acquisitions was financed through operating cash flows and borrowings under the Company’s ABL Facility. Unaudited pro forma financial data related to the acquired businesses have not been presented because the acquisitions are not material, either individually or in the aggregate, to the Company’s consolidated financial statements.

	Allocation of purchase price
Acquisitions	Accounts receivable	Property and equipment	Goodwill	Identifiable intangible assets	Other assets	Deferred income taxes and other liabilities	Total cash purchase price
Year ended December 31, 2013:
Home health and hospice acquisitions	$22,470	$2,697	$89,710	$16,775	$4,587	$26,957	$109,282
Hospital rehabilitation services acquisition	2,226	53	5,315	6,622	1,383	1,840	13,759
Hospital acquisition	−	490	2,546	1,964	−	43	4,957
Acquisition of previously leased real estate	−	91,268	−	5,053	−	−	96,321
	$24,696	$94,508	$97,571	$30,414	$5,970	$28,840	$224,319
Year ended December 31, 2012:
Home health and hospice acquisitions	$10,867	$1,420	$61,334	$18,475	$1,125	$18,412	$74,809
Acquisition of previously leased real estate	−	103,403	−	−	−	−	103,403
	$10,867	$104,823	$61,334	$18,475	$1,125	$18,412	$178,212
Year ended December 31, 2011:
Home health and hospice acquisitions	$10,249	$981	$44,688	$13,813	$1,444	$6,444	$64,731
Acquisition of previously leased real estate	−	8,027	−	−	−	−	8,027
Other	−	−	−	250	−	−	250
	$10,249	$9,008	$44,688	$14,063	$1,444	$6,444	$73,008

The fair value of each of the acquisitions noted above was measured primarily using discounted cash flow methodologies which are considered Level 3 inputs (as described in Note 17).

For the three years ended December 31, 2013, the Company incurred $2.1 million, $2.2 million and $50.7 million (including the RehabCare Merger transaction and severance costs discussed previously), respectively, in transaction costs. These costs were charged to operating expenses for the periods incurred.